Financial risk management (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair value Asset Position (Liability)
Open derivatives transactions	$ (101)	$ 20
Closed derivatives transactions awaiting financial settlement	1	10
Recognized in Statements of Financial Position	(100)	30
Other assets (note 21)	29	92
Other liabilities (note 21)	$ (129)	$ (62)